Document And Entity Information	6 Months Ended
Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Entity Filer Category	Smaller Reporting Company
Entity Registrant Name	Marina Biotech, Inc.
Entity Central Index Key	0000737207